Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2019
Trade And Other Receivables [Abstract]
Summary of Accounts Receivable and Ageing Analysis

	As at December 31,
	2018	2019
	RMB’million	RMB’million
Accounts receivable	1,490	2,209
Less: loss allowance for expected credit losses	(7)	(11)
Accounts receivable, net	1,483	2,198
Ageing analysis of the accounts receivables based on invoice date:
Up to 3 months	1,304	1,913
3 to 6 months	144	116
Over 6 months	42	180
	1,490	2,209

Summary of Loss Allowances for Accounts Receivables

The loss allowances for accounts receivables as at December 31, 2018 and 2019 reconcile to the opening loss allowances as follows:

	Year ended December 31,
	2018	2019
	RMB’million	RMB’million
At January 1	9	7
Provision for loss allowance recognized in income statement	3	18
Receivables written off during the year as uncollectible	(5)	(14)
At December 31	7	11